PRINCIPAL ACCOUNTING POLICIES (Details 14)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 17.00-22.99 USD ($)	Dec. 31, 2012 23.00-34.99 USD ($)	Dec. 31, 2012 35.00-44.99 USD ($)	Dec. 31, 2012 45.00-58.99 USD ($)	Dec. 31, 2012 59.00-77.99 USD ($)	Dec. 31, 2012 78.00-96.99 USD ($)	Dec. 31, 2012 97.00-129.99 USD ($)	Dec. 31, 2012 130.00-159.99 USD ($)
Share-based compensation disclosures by exercise price range
Number of shares, outstanding	3,919,535	3,919,535			4,000	84,246	1,785,136	175,850	463,687	825,467	506,039	75,110
Weighted-average exercise price, outstanding (in dollars per share)					$ 20.55	$ 26.43	$ 38.10	$ 58.39	$ 70.44	$ 91.50	$ 106.49	$ 151.15
Weighted-average remaining contractual life (years), outstanding					4 months 10 days	11 months 12 days	4 years 22 days	2 years 1 month 13 days	7 years 7 months 13 days	6 years 2 months 12 days	6 years 7 months 2 days	6 years 1 month 24 days
Number of shares, exercisable	1,947,762	1,947,762			4,000	84,246	1,310,578	175,850	8,366	222,927	133,420	8,375
Weighted-average exercise price, exercisable					$ 20.55	$ 26.43	$ 38.16	$ 58.39	$ 77.02	$ 96.70	$ 107.46	$ 148.41
Weighted-average remaining contractual life (years), exercisable					4 months 10 days	11 months 12 days	4 years 14 days	2 years 1 month 13 days	2 years 7 months 13 days	4 years 8 months 1 day	6 years 6 months 4 days	6 years 18 days
Assumptions
Weighted average fair value of options granted	$ 38.01		$ 64.79	$ 61.02
Total unrecognized compensation cost	$ 129,000,000
Weighted average recognized period	2 years 6 months	2 years 6 months
Total cash received from the exercise of share options	$ 13,100,000	81,911,154